EMPLOYEE FUTURE BENEFITS (Details 6)	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012 Equity Securities [Member]	Sep. 30, 2012 Equity Securities [Member]	Dec. 31, 2012 Fixed Income Securities [Member]	Sep. 30, 2012 Fixed Income Securities [Member]	Dec. 31, 2012 Real Estate [Member]	Sep. 30, 2012 Real Estate [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Equity Securities [Member]	Dec. 31, 2011 Predecessor [Member] Fixed Income Securities [Member]	Dec. 31, 2011 Predecessor [Member] Real Estate [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%	56.20%	57.30%	38.60%	37.60%	5.20%	5.10%	100.00%	58.50%	41.50%	0.00%